UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	The George Putnam Fund of Boston

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
4/30/14 (Unaudited)

COMMON STOCKS (58.3%)(a)
	Shares	Value

Banking (7.4%)

Bank of America Corp.	846,100	$12,809,954

Bank of New York Mellon Corp. (The)	188,200	6,374,334

Barclays PLC ADR (United Kingdom)	144,915	2,479,496

BB&T Corp.	53,200	1,985,956

Capital One Financial Corp.	67,200	4,966,080

Citigroup, Inc.	215,750	10,336,583

City National Corp.	44,000	3,193,080

Fifth Third Bancorp	167,500	3,452,175

JPMorgan Chase & Co.	296,600	16,603,668

PNC Financial Services Group, Inc.	19,900	1,672,396

Regions Financial Corp.	359,000	3,640,260

State Street Corp.	117,600	7,592,256

U.S. Bancorp	236,000	9,624,080

Wells Fargo & Co.	230,000	11,417,200

		96,147,518
Basic materials (1.6%)

Agrium, Inc. (Canada)	41,600	3,996,512

Alcoa, Inc.	76,900	1,035,843

Dow Chemical Co. (The)	102,948	5,137,105

E.I. du Pont de Nemours & Co.	28,400	1,911,888

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	72,200	2,481,514

International Paper Co.	59,600	2,780,340

Nucor Corp.	46,400	2,401,200

PPG Industries, Inc.	6,500	1,258,530

		21,002,932
Capital goods (3.5%)

Caterpillar, Inc.	30,300	3,193,620

Eaton Corp PLC	83,800	6,087,232

Emerson Electric Co.	22,000	1,499,960

General Dynamics Corp.	64,200	7,026,690

Illinois Tool Works, Inc.	52,700	4,491,621

Ingersoll-Rand PLC	21,500	1,285,700

Northrop Grumman Corp.	38,100	4,629,531

Parker Hannifin Corp.	16,000	2,030,080

Raytheon Co.	57,600	5,499,648

Schneider Electric SA (France)	19,144	1,799,232

Staples, Inc.	28,500	356,250

United Technologies Corp.	64,100	7,584,953

		45,484,517
Communication services (1.7%)

AT&T, Inc.	91,482	3,265,907

Comcast Corp. Class A	148,200	7,670,832

Juniper Networks, Inc.(NON)	31,600	780,204

Liberty Global PLC Ser. C (United Kingdom)(NON)	103,400	3,973,662

Verizon Communications, Inc.	147,000	6,869,310

		22,559,915
Conglomerates (1.6%)

3M Co.	12,900	1,794,261

General Electric Co.	301,500	8,107,335

Siemens AG ADR (Germany)	13,100	1,726,973

Tyco International, Ltd.	213,900	8,748,510

		20,377,079
Consumer cyclicals (4.2%)

ADT Corp. (The)	42,450	1,283,688

Bed Bath & Beyond, Inc.(NON)	87,100	5,411,523

CBS Corp. Class B (non-voting shares)	79,800	4,609,248

D.R. Horton, Inc.	119,800	2,669,144

Ford Motor Co.	194,200	3,136,330

General Motors Co.	71,900	2,479,112

Hilton Worldwide Holdings, Inc.(NON)	190,863	4,166,539

Home Depot, Inc. (The)	16,600	1,319,866

Johnson Controls, Inc.	148,300	6,694,262

Macy's, Inc.	14,900	855,707

Marriott International, Inc. Class A	51,720	2,996,140

Owens Corning, Inc.	44,900	1,834,165

Penn National Gaming, Inc.(NON)	86,700	967,572

PulteGroup, Inc.	153,300	2,819,187

Target Corp.	20,400	1,259,700

Time Warner, Inc.	60,500	4,020,830

TJX Cos., Inc. (The)	28,700	1,669,766

Viacom, Inc. Class B	38,000	3,229,240

Walt Disney Co. (The)	35,600	2,824,504

		54,246,523
Consumer finance (0.3%)

American Express Co.	37,500	3,278,625

		3,278,625
Consumer staples (5.0%)

Altria Group, Inc.	112,100	4,496,331

Coca-Cola Co. (The)	31,500	1,284,885

Coca-Cola Enterprises, Inc.	53,900	2,449,216

Colgate-Palmolive Co.	32,600	2,193,980

Coty, Inc. Class A	269,300	4,322,265

CVS Caremark Corp.	110,300	8,021,016

Dr. Pepper Snapple Group, Inc.	47,400	2,626,908

General Mills, Inc.	64,500	3,419,790

Kellogg Co.	62,200	4,156,826

McDonald's Corp.	34,800	3,528,024

PepsiCo, Inc.	53,200	4,569,348

Philip Morris International, Inc.	187,900	16,052,297

Procter & Gamble Co. (The)	74,300	6,133,465

Walgreen Co.	26,900	1,826,510

		65,080,861
Energy (7.2%)

Anadarko Petroleum Corp.	48,500	4,802,470

Chevron Corp.	55,400	6,953,808

ConocoPhillips	46,700	3,470,277

Exxon Mobil Corp.	310,600	31,808,546

Halliburton Co.	94,600	5,966,422

Marathon Oil Corp.	191,500	6,922,725

Noble Corp. PLC	48,500	1,494,285

Occidental Petroleum Corp.	26,100	2,499,075

Phillips 66	18,300	1,522,926

QEP Resources, Inc.	67,200	2,062,368

Royal Dutch Shell PLC ADR (United Kingdom)	205,930	16,214,928

Southwestern Energy Co.(NON)	54,900	2,628,612

Suncor Energy, Inc. (Canada)	117,100	4,520,060

Total SA ADR (France)	34,200	2,436,408

		93,302,910
Financial (1.0%)

CME Group, Inc.	78,800	5,546,732

Morgan Stanley	49,940	1,544,644

Carlyle Group LP (The) (Partnership shares)	168,900	5,418,312

		12,509,688
Health care (10.0%)

AstraZeneca PLC ADR (United Kingdom)	42,100	3,328,005

Baxter International, Inc.	104,500	7,606,555

Bristol-Myers Squibb Co.	51,200	2,564,608

CIGNA Corp.	55,900	4,474,236

Covidien PLC	73,412	5,230,605

Eli Lilly & Co.	83,700	4,946,670

GlaxoSmithKline PLC ADR (United Kingdom)	101,400	5,614,518

Johnson & Johnson	196,000	19,852,840

Medtronic, Inc.	62,100	3,652,722

Merck & Co., Inc.	176,000	10,306,560

Novartis AG ADR (Switzerland)	20,100	1,747,494

Pfizer, Inc.	427,094	13,359,500

Quest Diagnostics, Inc.	40,300	2,253,979

Sanofi ADR (France)	113,300	6,095,540

St. Jude Medical, Inc.	79,800	5,064,906

Stryker Corp.	56,000	4,354,000

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	97,200	4,749,192

Thermo Fisher Scientific, Inc.	55,500	6,327,000

UnitedHealth Group, Inc.	66,200	4,967,648

Ventas, Inc.(R)	50,900	3,363,472

Zimmer Holdings, Inc.	70,500	6,824,400

Zoetis, Inc.	84,705	2,563,173

		129,247,623
Insurance (3.4%)

Aflac, Inc.	25,300	1,586,816

American International Group, Inc.	142,900	7,592,277

Chubb Corp. (The)	38,600	3,554,288

Hartford Financial Services Group, Inc. (The)	214,000	7,676,180

Marsh & McLennan Cos., Inc.	77,600	3,826,456

MetLife, Inc.	122,400	6,407,640

Prudential Financial, Inc.	50,600	4,082,408

Sun Life Financial, Inc. (Canada)	63,900	2,162,376

Travelers Cos., Inc. (The)	74,400	6,739,152

		43,627,593
Investment banking/Brokerage (1.0%)

Charles Schwab Corp. (The)	178,600	4,741,830

Goldman Sachs Group, Inc. (The)	50,010	7,992,598

		12,734,428
Real estate (0.6%)

AvalonBay Communities, Inc.(R)	25,400	3,468,370

Gaming and Leisure Properties, Inc.(R)	53,316	1,959,363

Public Storage(R)	14,700	2,579,997

		8,007,730
Technology (5.8%)

Apple, Inc.	10,400	6,136,936

Cisco Systems, Inc.	360,200	8,324,222

eBay, Inc.(NON)	57,000	2,954,310

EMC Corp.	214,100	5,523,780

Google, Inc. Class C(NON)	11,809	6,219,328

Hewlett-Packard Co.	25,000	826,500

Honeywell International, Inc.	126,900	11,789,010

IBM Corp.	7,300	1,434,231

Intel Corp.	95,400	2,546,226

L-3 Communications Holdings, Inc.	44,900	5,180,113

Lam Research Corp.(NON)	31,400	1,808,954

Maxim Integrated Products, Inc.	58,500	1,897,740

Micron Technology, Inc.(NON)	86,300	2,254,156

Microsoft Corp.	91,700	3,704,680

NetApp, Inc.	39,700	1,413,717

Oracle Corp.	100,600	4,112,528

Qualcomm, Inc.	51,000	4,014,210

SanDisk Corp.	23,300	1,979,801

Texas Instruments, Inc.	38,000	1,727,100

Xilinx, Inc.	38,100	1,797,939

		75,645,481
Transportation (1.1%)

Delta Air Lines, Inc.	117,100	4,312,793

Union Pacific Corp.	21,400	4,075,202

United Continental Holdings, Inc.(NON)	57,300	2,341,851

United Parcel Service, Inc. Class B	37,700	3,713,450

		14,443,296
Utilities and power (2.9%)

Ameren Corp.	70,100	2,895,831

American Electric Power Co., Inc.	56,300	3,029,503

Calpine Corp.(NON)	138,300	3,171,219

Dominion Resources, Inc.	22,100	1,603,134

Duke Energy Corp.	38,133	2,840,527

Edison International	85,500	4,835,880

Entergy Corp.	52,600	3,813,500

FirstEnergy Corp.	120,400	4,063,500

NextEra Energy, Inc.	36,700	3,664,495

PG&E Corp.	100,450	4,578,511

PPL Corp.	97,039	3,235,280

		37,731,380

Total common stocks (cost $577,014,873)		$755,428,099

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.8%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.1%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, May 1, 2044	$1,000,000	$994,141

		994,141
U.S. Government Agency Mortgage Obligations (5.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035	4,005	4,469
4 1/2s, September 1, 2043	1,379,655	1,490,943
4s, with due dates from July 1, 2042 to June 1, 2043	11,484,247	12,008,341
3 1/2s, with due dates from December 1, 2042 to April 1, 2043	946,643	964,504
3s, December 1, 2042	973,271	942,096

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	2,726,528	3,028,575
5 1/2s, TBA, May 1, 2044	2,000,000	2,212,188
5s, with due dates from August 1, 2033 to January 1, 2039	1,352,545	1,490,163
4 1/2s, with due dates from August 1, 2041 to October 1, 2043	20,728,942	22,296,411
4 1/2s, TBA, May 1, 2044	7,000,000	7,515,157
4s, TBA, May 1, 2044	5,000,000	5,238,281
3 1/2s, with due dates from May 1, 2043 to May 1, 2043	1,918,395	1,951,292
3 1/2s, TBA, May 1, 2044	4,000,000	4,062,188
3s, with due dates from January 1, 2043 to April 1, 2043	3,803,003	3,693,301
3s, TBA, May 1, 2044	7,000,000	6,824,453

		73,722,362

Total U.S. government and agency mortgage obligations (cost $74,587,954)		$74,716,503

U.S. TREASURY OBLIGATIONS (12.4%)(a)
	Principal amount	Value

U.S. Treasury Bonds 3 3/4s, November 15, 2043	$6,440,000	$6,795,206

U.S. Treasury Notes
3 1/2s, February 15, 2018	29,440,000	31,896,689
3s, September 30, 2016	13,690,000	14,478,244
1 1/8s, December 31, 2019	3,860,000	3,698,061
1s, August 31, 2016	41,640,000	42,045,828
0 3/4s, March 31, 2018	25,640,000	25,103,414
0 1/4s, November 30, 2014	9,662,000	9,672,521
0 1/4s, August 31, 2014	26,890,000	26,906,806

Total U.S. treasury Obligations (cost $160,961,887)		$160,596,769

CORPORATE BONDS AND NOTES (15.1%)(a)
	Principal amount	Value

Basic materials (0.8%)

Agrium, Inc. sr. unsec. unsub. notes 7 1/8s, 2036 (Canada)	$365,000	$464,984

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)	400,000	505,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044	600,000	629,637

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034	408,000	427,070

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	78,000	93,996

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	215,000	206,730

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	335,000	337,611

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	200,000	231,686

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	850,000	1,133,706

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	500,000	550,270

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024	235,000	235,507

International Paper Co. sr. unsec. notes 9 3/8s, 2019	461,000	607,289

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	14,758

International Paper Co. sr. unsec. notes 7.95s, 2018	221,000	271,358

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	412,000	417,900

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	200,000	204,644

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	188,000	205,342

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	77,000	83,785

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023	345,000	363,308

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	285,000	288,708

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	350,000	427,872

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019	168,000	181,734

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	195,000	226,952

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	180,000	211,176

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	1,370,000	1,708,405

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)	553,000	723,197

		10,752,625
Capital goods (0.4%)

Delphi Corp. company guaranty sr. unsec. unsub. notes 4.15s, 2024	405,000	416,285

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	767,000	1,035,484

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	975,000	1,223,882

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	240,000	274,733

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	122,075

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	225,000	234,138

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	135,000	136,369

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032	745,000	1,041,742

		4,484,708
Communication services (1.2%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)	200,000	228,942

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)	280,000	287,625

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)	735,000	757,875

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023	240,000	235,563

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028	715,000	715,000

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035	268,000	337,077

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	710,000	787,244

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	70,000	95,263

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	380,000	476,965

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)	255,000	288,906

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	283,000	297,798

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	353,000	400,382

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	95,000	128,620

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	215,000	204,894

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	1,125,000	1,206,978

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)	275,000	284,560

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026	610,000	811,983

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	195,000	196,170

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)	845,000	951,435

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)	1,000,000	1,045,878

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)	355,000	442,683

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	984,000	1,307,560

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	1,000,000	1,206,984

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054	5,200	130,212

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034	270,000	282,018

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022	770,000	956,729

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030	980,000	1,262,528

		15,327,872
Consumer cyclicals (1.2%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	1,045,000	1,316,459

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039	190,000	261,373

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020	247,000	268,613

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	880,000	1,176,588

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	430,000	457,950

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	625,000	590,136

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	579,000	642,088

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043	1,290,000	1,641,333

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	200,000	265,891

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020	1,275,000	1,624,229

Ford Motor Credit Co., LLC sr. unsec. notes 8s, 2016	500,000	583,209

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018	185,000	191,475

Grupo Televisa, S.A.B. sr. unsec. bonds 6 5/8s, 2040 (Mexico)	300,000	355,378

Grupo Televisa, S.A.B. sr. unsec. notes 6s, 2018 (Mexico)	157,000	177,090

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023	460,000	632,080

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)	320,000	366,169

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)	150,000	164,802

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023	200,000	192,128

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029	301,000	368,540

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.7s, 2034	310,000	381,886

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024	123,000	149,280

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	70,000	73,435

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019	310,000	319,121

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	435,000	433,520

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023	195,000	195,028

Owens Corning company guaranty sr. unsec. notes 9s, 2019	55,000	69,040

QVC, Inc. 144A company guaranty sr. notes 4.85s, 2024	390,000	396,177

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	520,000	715,743

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023	550,000	561,000

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043	450,000	505,307

		15,075,068
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024	773,000	784,179

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	84,000	110,885

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	132,000	175,054

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	1,209,000	1,149,015

Anheuser-Busch Cos., LLC company guaranty sr. unsec. unsub. notes 5 1/2s, 2018	885,000	1,005,905

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	165,000	253,412

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	495,000	529,168

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	855,000	1,140,384

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032	696,313	862,081

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036	695,432	720,860

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)	108,000	112,118

Delhaize Group SA company guaranty sr. unsec. unsub. notes 6 1/2s, 2017 (Belgium)	620,000	702,657

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022	820,000	1,082,094

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037	1,250,000	1,617,484

ERAC USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021	785,000	840,361

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)	437,000	409,778

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	309,000	390,883

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	683,848

McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	716,758

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	180,000	192,727

Mondelez International, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	676,000	857,516

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042	200,000	214,133

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	460,000	506,024

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	690,000	708,186

		15,765,510
Energy (1.2%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	985,000	1,312,121

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)	250,000	261,502

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	175,000	192,971

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	375,000	405,048

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	237,234

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	388,000	498,283

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	1,070,000	1,469,946

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)	315,000	278,220

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	175,000	216,509

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	220,000	286,137

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	390,000	430,435

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)	250,000	233,591

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	300,000	305,930

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	844,898

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	355,000	365,517

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022	1,143,000	1,275,874

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	760,000	1,109,684

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	687,353

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	1,080,000	1,234,404

Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	1,007,299

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	245,000	265,393

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	480,000	537,585

Tosco Corp. sr. unsec. notes 8 1/8s, 2030	600,000	876,642

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037	245,000	294,708

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017	280,000	319,070

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)	93,000	122,026

Williams Partners LP sr. unsec. notes 5.4s, 2044	323,000	338,137

Williams Partners LP sr. unsec. notes 4.3s, 2024	322,000	327,734

		15,734,251
Financials (6.4%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	1,773,000	1,904,113

Aflac, Inc. sr. unsec. notes 6.9s, 2039	747,000	992,865

Aflac, Inc. sr. unsec. notes 6.45s, 2040	314,000	396,357

American Express Co. sr. unsec. notes 7s, 2018	650,000	774,497

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058	856,000	1,144,900

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	1,150,000	1,079,205

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)	715,000	726,120

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	525,000	611,684

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)	550,000	589,600

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)	135,000	144,788

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)	400,000	398,580

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	346,963

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	1,724,000	2,340,813

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	1,415,000	1,602,420

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017	500,000	577,247

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018	331,000	393,675

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043	703,000	684,522

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)	100,000	112,000

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	850,000	872,313

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	370,000	391,789

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)	810,000	821,840

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	1,213,000	1,320,068

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023	462,000	456,353

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)	805,000	838,876

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	50,000	63,703

Citigroup, Inc. sr. unsec. sub. FRN notes 0.505s, 2016	123,000	121,784

Citigroup, Inc. sub. notes 5s, 2014	914,000	928,664

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	210,000	243,362

CNA Financial Corp. unsec. notes 6 1/2s, 2016	435,000	488,862

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands bank guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)	250,000	260,143

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)	1,079,000	1,206,354

Credit Suisse/New York sr. unsec. notes 5.3s, 2019	475,000	543,562

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	605,000	756,615

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)	375,000	441,651

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)	689,000	713,445

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	428,000	488,678

EPR Properties unsec. notes 5 1/4s, 2023(R)	345,000	355,948

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity	217,000	200,725

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023	425,000	443,520

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	355,000	393,163

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	1,540,000	2,006,780

Genworth Holdings, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	860,000	1,074,615

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	805,000	977,276

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	282,000	324,708

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	1,495,000	1,923,232

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)	103,000	117,309

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	1,230,000	1,312,545

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)	410,000	409,443

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	1,005,000	1,117,583

HSBC Bank USA, NA unsec. sub. notes 7s, 2039	342,000	447,105

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	2,300,000	2,386,250

HSBC Holdings PLC unsec. sub. notes 5 1/4s, 2044 (United Kingdom)	800,000	819,573

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026	450,000	455,625

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)	2,225,000	2,426,998

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	275,000	303,188

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	780,000	881,400

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017	1,250,000	1,425,156

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.236s, 2047	2,443,000	1,905,540

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	785,000	892,938

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	340,000	373,687

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	1,290,000	1,987,001

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 0.993s, 2026	275,000	241,848

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037	600,000	677,393

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037	2,044,000	2,483,460

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	640,150

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)	285,000	292,167

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	479,776

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	545,263

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	1,300,000	1,381,640

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	381,919

Pacific LifeCorp 144A sr. notes 6s, 2020	365,000	417,047

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	213,000	225,618

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	2,979,000	3,300,732

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043	359,000	370,219

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	1,153,000	1,148,676

Prudential Holdings, LLC sr. FRN notes Ser. AGM, 1.11s, 2017	180,000	178,544

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)	718,000	956,735

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)	1,045,000	1,106,276

Royal Bank of Scotland Group PLC unsec. sub. notes 6.1s, 2023 (United Kingdom)	292,000	308,936

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)	133,000	138,941

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	1,510,000	1,768,588

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016	940,000	1,003,488

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	1,100,000	1,165,067

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)	630,000	659,218

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, perpetual maturity (United Kingdom)	600,000	654,000

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)	800,000	775,846

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.233s, 2037	2,021,000	1,669,851

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)	825,000	837,115

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	265,000	310,161

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	263,000	348,565

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026	295,000	398,631

UBS AG/Stamford, CT jr. unsec. sub. notes 7 5/8s, 2022	2,640,000	3,137,033

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,217,640

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	570,000	690,033

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	710,000	788,469

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024	1,050,000	1,073,605

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	214,000	228,445

		82,740,814
Government (0.4%)

International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	4,000,000	5,535,920

		5,535,920
Health care (0.1%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	95,000	124,873

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	450,000	521,122

Mylan, Inc./PA company guaranty sr. unsec. notes 2.6s, 2018	110,000	111,552

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	335,000	400,588

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	121,000	130,550

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	300,000	308,169

WellPoint, Inc. sr. unsec. unsub. notes 4 5/8s, 2042	205,000	203,859

		1,800,713
Technology (0.2%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	421,000	382,481

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024	215,000	215,583

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019	35,000	35,115

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022	948,000	992,447

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	162,000	193,185

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)	245,000	245,613

		2,064,424
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	605,000	678,233

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040	145,000	169,831

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	108,709	117,134

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	187,835	201,923

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020	45,000	42,726

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043	85,000	78,903

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	390,000	458,231

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	646,535	741,899

Union Pacific Railroad Co. 2004 Pass Through Trust 144A sr. bonds 5.214s, 2014	590,000	599,278

		3,088,158
Utilities and power (1.8%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	588,901

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	138,000	142,403

Beaver Valley Funding Corp. sr. bonds 9s, 2017	132,000	139,064

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	975,000	1,064,811

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033	595,000	714,635

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	220,000	214,667

Dominion Resources, Inc./VA sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	10,000	11,470

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	450,000	449,814

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)	365,000	379,935

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	685,000	743,225

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032	490,000	660,476

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	235,000	272,845

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)	360,000	369,450

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)	784,000	1,020,031

Electricite de France (EDF) 144A sr. unsec. notes 6s, 2114 (France)	200,000	217,715

Electricite de France (EDF) 144A sr. unsec. unsub. notes 5.6s, 2040 (France)	640,000	718,126

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)	252,000	256,410

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)	360,000	397,858

Energy Transfer Partners LP sr. unsec. unsub. notes 7.6s, 2024	470,000	581,599

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	766,000	889,757

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	240,000	263,044

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)	825,000	872,467

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	370,000	375,610

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	185,000	222,459

ITC Holdings Corp. 144A notes 5 7/8s, 2016	270,000	295,432

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	408,427

Kansas Gas and Electric Co. bonds 5.647s, 2021	229,336	246,122

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021	420,000	419,029

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)	385,000	478,927

Nevada Power Co. mtge. notes 7 1/8s, 2019	295,000	362,008

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	445,000	559,593

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	441,000	467,492

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	418,000	520,090

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	140,000	164,846

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	331,000	358,394

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	145,000	152,552

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	1,285,000	1,416,671

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067	656,000	675,680

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	110,000	127,053

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019	889,000	1,142,259

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)	1,145,000	1,189,369

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	210,000	205,707

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067	1,945,000	2,010,644

		22,767,067

Total corporate bonds and notes (cost $178,372,832)		$195,137,130

MORTGAGE-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage Trust
Ser. 06-5, Class A3, 5.39s, 2047	$1,628,000	$1,653,438
FRB Ser. 05-1, Class A4, 5.347s, 2042	1,021,511	1,031,103

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.823s, 2044	1,000,000	1,100,500
Ser. 12-CR1, Class AM, 3.912s, 2045	1,046,000	1,069,985

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	4,417,062	75,401
Ser. T-56, Class 1, IO, zero %, 2043	6,742,124	527
Ser. T-56, Class 2, IO, zero %, 2043	6,490,194	20,282
Ser. T-56, Class 3, IO, zero %, 2043	5,288,204	413

Federal National Mortgage Association Ser. 01-79, Class BI, IO, 0.308s, 2045	1,390,395	13,687

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	194,241	19

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.902s, 2032(F)	215,428	150,752

GS Mortgage Securities Trust 144A Ser. 98-C1, Class F, 6s, 2030	94,621	94,621

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 07-C1, Class A3, 5.79s, 2051	39,878	40,396
Ser. 04-LN2, Class A2, 5.115s, 2041	321,152	323,448

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	96,930	97,172
Ser. 99-C1, Class G, 6.41s, 2031	765,731	792,412
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,125,694

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class AS, 4.566s, 2046	507,000	528,953

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.777s, 2049(F)	340,412	340,801
FRB Ser. 07-HQ12, Class A2FX, 5.777s, 2049	587,232	596,099

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028	410,035	53,305

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,975,626	493,906

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C4, Class XA, IO, 2.021s, 2045	8,399,263	933,536

WF-RBS Commercial Mortgage Trust Ser. 12-C9, Class AS, 3.388s, 2045	695,000	686,493

Total mortgage-backed securities (cost $10,622,712)		$11,222,943

CONVERTIBLE PREFERRED STOCKS (0.5%)(a)
	Shares	Value

PPL Corp. $4.375 cv. pfd.	22,485	$1,213,965

United Technologies Corp. $3.75 cv. pfd.	42,386	2,803,410

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)	45,719	2,560,264

Total convertible preferred stocks (cost $5,764,611)		$6,577,639

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value

Vanguard MSCI Emerging Markets ETF	78,600	$3,217,884

Total investment companies (cost $3,196,744)		$3,217,884

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$215,000	$297,141

IL State G.O. Bonds, 4.421s, 1/1/15	420,000	430,189

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	350,000	475,209

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	275,000	303,848

Total municipal bonds and notes (cost $1,261,429)		$1,506,387

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)	$350,000	$375,288

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)	450,000	478,354

Total foreign government and agency bonds and notes (cost $797,826)		$853,642

SHORT-TERM INVESTMENTS (8.7%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	112,557,234	$112,557,234

Total short-term investments (cost $112,557,234)		$112,557,234

TOTAL INVESTMENTS

Total investments (cost $1,125,138,102)(b)		$1,321,814,230

TBA SALE COMMITMENTS OUTSTANDING at 4/30/14 (proceeds receivable $2,076,172) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, May 1, 2044	$2,000,000	3/28/14	$2,095,312

Total			$2,095,312

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,296,419,043.
(b)	The aggregate identified cost on a tax basis is $1,127,672,146, resulting in gross unrealized appreciation and depreciation of $202,321,631 and $8,179,547, respectively, or net unrealized appreciation of $194,142,084.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$115,283,694	$133,333,260	$136,059,720	$62,470	$112,557,234
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $24,528,359 to cover delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at their fair value, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities to dispose of the TBA commitments prior to settlement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$21,002,932	$—	$—
Capital goods	43,685,285	1,799,232	—
Communication services	22,559,915	—	—
Conglomerates	20,377,079	—	—
Consumer cyclicals	54,246,523	—	—
Consumer staples	65,080,861	—	—
Energy	93,302,910	—	—
Financials	176,305,582	—	—
Health care	129,247,623	—	—
Technology	75,645,481	—	—
Transportation	14,443,296	—	—
Utilities and power	37,731,380	—	—
Total common stocks	753,628,867	1,799,232	—
Convertible preferred stocks	$2,803,410	$3,774,229	$—
Corporate bonds and notes	—	195,137,130	—
Foreign government and agency bonds and notes		853,642
Investment companies	3,217,884	—	—
Mortgage-backed securities	—	11,222,943	—
Municipal bonds and notes	—	1,506,387	—
U.S. government and agency mortgage obligations	—	74,716,503	—
U.S. treasury obligations	—	160,596,769	—
Short-term investments	112,557,234	—	—

Totals by level	$872,207,395	$449,606,835	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	—	(2,095,312)	—

Totals by level	$—	$(2,095,312)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014